Share Purchase Warrants (Details Narrative)	1 Months Ended
May 15, 2019 $ / shares
Date of grant	May 30, 2019
Risk free interest rate	1.48%
Volatility rate	85.00%
Market price per share	$ 0.445
Dividend rate	0.00%
Expected life	2 years
Exercise price	$ 0.35